INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2012
Revenues and Long-Lived Assets by Geographical Area

The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2012	2011	2010
Revenues:
United States	$3,087,256	$2,938,907	$2,844,595
Canada	240,254	—	—
Mexico	104,202	38,852	—

Total Revenues	$3,431,712	$2,977,759	$2,844,595

December 31,	2012	2011
Long-Lived Assets:
United States	$429,153	$430,022
Canada	225,076	—
Mexico	5,376	4,239

Total Long-Lived Assets	$659,605	$434,261